Leases Operating Leases (Details) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 2 and 8)	$ 19,089	$ 19,089	$ 0
Lessee, Operating Lease, Liability, Payments, Due Year Two	22,677	$ 22,677
Number Of Vessels | vessel		2	8
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	11,730	$ 11,730
Lessee, Operating Lease, Liability, Payments, Due Year Three	1,342	1,342
Lessee, Operating Lease, Liability, Payments, Due	35,749	35,749
Operating Lease, Liability	19,089	19,089
Time Charter-in Hire Expense	5,900	11,000
Time Charter Hire Expense Lease Component	$ 3,300	$ 6,200
Operating Lease, Weighted Average Remaining Lease Term	1 year 6 months	1 year 6 months
Operating Lease, Weighted Average Discount Rate, Percent	6.05%	6.05%
Charter Contract Extension, Period		1 year
Time Charter Hire Expense Non Lease Component	$ 2,600	$ 4,800
Lease [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Year Two	12,701	12,701
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	6,565	6,565
Lessee, Operating Lease, Liability, Payments, Due Year Three	792	792
Lessee, Operating Lease, Liability, Payments, Due	20,058	20,058
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Year Two	9,976	9,976
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	5,165	5,165
Lessee, Operating Lease, Liability, Payments, Due Year Three	550	550
Lessee, Operating Lease, Liability, Payments, Due	15,691	15,691
Time-charter [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Year Two	600	600
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	6,000	6,000
Suezmax, Aframax and LR2 Vessels [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	969	969
LR2 Tankers [Member]
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 2 and 8)	$ 14,700	$ 14,700
Number Of Vessels | vessel		2
Charter-In Period	24 months	24 months
Voyage Charters - Full Service Lightering [Member]
Operating Leased Assets [Line Items]
Number Of Vessels | vessel			3
Time-Charter Hire Expense [Member]
Operating Leased Assets [Line Items]
Short-term Lease, Cost	$ 4,900	$ 9,200
Time-charter [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Year Two			$ 23,500
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year			36,900
Lessee, Operating Lease, Liability, Payments, Due Year Three			$ 2,000